Income Tax - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current	$ (4,098)	$ (1,255)	$ (3,683)
Deferred	982	3,741	(6,528)
Tax recovery (expense)	$ (3,116)	$ 2,486	$ (10,211)